Shareholders' Equity - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						1 Months Ended	3 Months Ended												12 Months Ended
	May 25, 2023 $ / shares	May 25, 2022 $ / shares	Jul. 01, 2021 USD ($)	May 27, 2021 $ / shares	Jan. 22, 2007	Oct. 31, 2016	Mar. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2023 USD ($) target $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2008	Dec. 31, 2023 EUR (€) € / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total authorized share capital | €																							€ 1,810
Common stock, shares authorized (in shares)								1,200,000,000											1,200,000,000				1,200,000,000
Preferred stock, shares authorized								540,000,000											540,000,000				540,000,000
Common stock, nominal value (in EUR per share) | € / shares																							€ 1.04
Common stock, shares issued (in shares)								911,281,920				911,281,920							911,281,920	911,281,920			911,281,920
Common stock, shares outstanding (in shares)								902,771,081				903,865,763				906,518,057			902,771,081	903,865,763	906,518,057		902,771,081
Expiration period of options after date of grant, in years					10 years
Expiration extended period of options after date of grant,in years						10 years
Shares issued as a percentage of par value of the preference shares to be issued					25.00%
Preference shares outstanding maximum period																						2 years
Preferred stock, shares issued (in shares)								0				0							0	0			0
Company owned company stock (in shares)								8,510,839				7,416,157				4,758,863			8,510,839	7,416,157	4,758,863		8,510,839
Transfer of treasury shares to employees under the Company's share based remuneration programs (in shares)								81,022,515											81,022,515				81,022,515
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			6,502,300	6,587,002	7,448,615
Payments for repurchase of common stock | $																			$ 346	$ 346	$ 485
Grant date fair value of shares vested | $																			226	189	181
Stock-based compensation, excluding payroll tax and social contribution, capitalized as part of inventory | $								$ 13				$ 11				$ 9			13	11	9
Total unrecognized compensation cost related to the grant of unvested shares | $								$ 265											$ 265
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																			10 months
Deferred income tax benefit relating to unvested share based compensation expense | $																			$ 17	15	14
Dividends, per share (in usd per share) | $ / shares	$ 0.24	$ 0.24		$ 0.24				$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Dividends payable to stockholders | $								$ 54				$ 60							54	60
Dividend distribution first installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			55	55	54
Dividend distribution second installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			54	54	55
Dividend distribution third installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			54	48	54
Dividend distribution remaining portion of third installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			6
Dividend distribution of last installment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																			54	55
Dividends payable to stockholders | $								$ 54											$ 54
Scenario forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share (in usd per share) | $ / shares							$ 0.06
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																			3 years
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			6,556,700
Vesting period of awards																			3 years
Supervisory board 2012 plan | Supervisory board
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share (in EUR per share) | € / shares																							€ 1.04
Vesting period of awards																			3 years
Vesting schedule for Supervisory Board																			3 months 29 days
Employee plan 2009 | Employees | Share-based payment arrangement, tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period								32.00%											32.00%				32.00%
Employee plan 2009 | Employees | Share-based payment arrangement, tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period								32.00%											32.00%				32.00%
Employee plan 2009 | Employees | Share-based payment arrangement, tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of company's european subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period								36.00%											36.00%				36.00%
2020 CEO Special Bonus | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			5,334
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																			$ 26.64
2020 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																			2
Number of internal targets | target																			1
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																			$ 30.17
2020 Employee Plan | Performance conditions | Share-based payment arrangement, tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																			100.00%
2020 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			2,768,945
2021 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																			2
Number of internal targets | target																			1
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																			$ 39.20
2021 Employee Plan | Performance conditions | Share based payment arrangement tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																			66.67%
2021 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			1,716,700
2022 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																			2
Number of internal targets | target																			1
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																			$ 35.92
2022 Employee Plan | Performance conditions | Share-based payment arrangement, tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																			100.00%
2022 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			2,065,721
2023 Employee Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of external targets | target																			2
Number of internal targets | target																			1
Weighted average grant-date fair value of nonvested shares granted to employees under employee plan (in USD per share) | $ / shares																			$ 50.96
Shares expected to vest (in shares)								2,589,952											2,589,952				2,589,952
2023 Employee Plan | Performance conditions | Share-based payment arrangement, tranche seven
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																			100.00%
2023 Employee Plan | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year (in shares)																			0
2023 Employee Plan | Executive committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of awards																			3 years
Share buy-back program launched on july 1, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchase program, remaining authorized repurchase amount | $			$ 1,040
Period of buy-back program			3 years
Payments for repurchase of common stock | $																				$ 346	$ 172
Treasury stock, shares, acquired (in shares)																			7,600,000	9,200,000	3,900,000